INCOME TAX (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income before income taxes			$ 485,571	$ 918,938
Statutory income tax rate			16.50%	16.50%
Income tax expense at statutory rate			$ 80,119	$ 151,625
Tax effect of non-deductible items			13,108	1,897
Tax effect of deductible items			(703)	(28)
Tax holiday			(21,260)	(23,839)
Income tax expense	$ 58,424	$ 124,938	$ 71,264	$ 129,655